Liabilities Collateralized By Pledges - Balance of Liabilities Collateralized by Pledges (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Mortgage for U.S. headquarters facility	$ 17,862	$ 28,599
Collateralized by Pledges [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Mortgage for U.S. headquarters facility	$ 6,745	$ 7,552